EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco Holding Company ("Nalco")	Dec. 02, 2011 Nalco Holding Company ("Nalco")	Dec. 31, 2012 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")
EQUITY COMPENSATION PLANS
Common shares available for grant (in shares)	5,316,532	8,813,059	11,608,387
Value of awards granted, portion from stock options under current program (as a percent)	50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)	50.00%
Total compensation expense related to all share-based compensation plans	$ 66	$ 40	$ 29
Total compensation expense, net of tax benefit	45	27	19
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	115			10	38
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized	1 year 10 months 24 days
Stock incentive and option plans
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	115			10	38
Shares approved for issuance under the plan (in shares)			12,000,000					1,405,530
Stock award exchange ratio							0.67959
Total fair value of converted equity compensation								111
Portion of total fair value of converted equity compensation included in consideration transferred to acquire the entity						$ 73.5		$ 73.0